Income tax	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Income tax

9. Income tax

For the years ended December 31, 2024, 2023 and 2022, under the two-tiered profits tax rates regime in Hong Kong, the first HK$2 million of profits of the qualifying group entity will be taxed at 8.25%, and profits above HK$2 million will be taxed at 16.5%. The profits of group entities not qualifying for the two-tiered profits tax rates regime will continue to be taxed at a flat rate of 16.5%. Provision for Taiwan Corporate Income Tax has been made at 20% on the estimated assessable profits.

MasterBeef Group and its subsidiaries

Notes to the Consolidated Financial Statements (Continued)

December 31, 2024, 2023 and 2022

9. Income tax (continued)

Details of income tax are as follows:-

	2024	2024	2023	2022
	US$	HK$	HK$	HK$

Current tax – Hong Kong
- current year provision	968,491	7,522,946	6,407,506	6,113,619
- prior year (over)/under provision	(1,278)	(9,923)	(1,049)	48,364
Current tax – Taiwan	743	5,775	-	29,431
	967,956	7,518,798	6,406,457	6,191,414
Deferred tax (Note 14)	(618,598)	(4,805,091)	1,251,531	(1,811,065)

Total tax expenses for the year	349,358	2,713,707	7,657,988	4,380,349

A reconciliation of the tax expense applicable to profit/(loss) before tax at the statutory rates for the jurisdictions or countries in which the Group and the majority of its subsidiaries are domiciled to the tax expense at the effective tax rates is as follows:-

	2024	2024	2023	2022
	US$	HK$	HK$	HK$

Profit/(loss) before tax	4,584,903	35,614,151	(29,788,123)	37,789,702

Tax at applicable rate	742,371	5,766,512	(5,018,726)	6,126,766
Income not subject to tax	(1,434,439)	(11,142,285)	(177,009)	(2,082,326)
Non-deductible expenses	323,638	2,513,924	4,613,617	316,177
Income tax exemption and rebate	(1,351)	(10,500)	(30,000)	(42,000)
Tax effect of deductible temporary differences not recognized	171,424	1,331,573	4,213,670	512,372
Utilisation of previously unrecognised tax losses	(50,855)	(395,030)	(1,052,220)	(936,952)
(Over)/ under provision for previous year	(1,278)	(9,923)	(1,049)	48,364
Difference in tax rate in different countries	743	5,775	-	5,176
Tax losses not recognised	599,105	4,653,661	5,146,140	431,755
Others	-	-	(36,435)	1,017

Tax charge at the group’s effective rate	349,358	2,713,707	7,657,988	4,380,349

Unrecognised tax losses

Deferred income tax assets are recognised for tax losses carried forward to the extent that recognised of the related tax benefits through future taxable profits is probable. The Group have the unrecognised tax losses of approximately HK$33,355,000 (2023: HK$38,515,000 and 2022: 7,326,000) at the reporting date which can be carried forward and used to offset against future taxable income subject to meeting certain statutory requirements. The tax losses have no expiry date. In the opinion of the directors, no deferred tax assets have been recognised due to unpredictability of future profit streams.

MasterBeef Group and its subsidiaries

Notes to the Consolidated Financial Statements (Continued)

December 31, 2024, 2023 and 2022